JPMorgan Equity and Options Total Return ETF
Schedule of Portfolio Investments as of July 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Equity and Options Total Return ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 97.9%
Aerospace & Defense — 3.1%
Howmet Aerospace, Inc.	3,619	1,021,499
Northrop Grumman Corp.	1,099	596,186
RTX Corp.	5,288	1,138,083
Textron, Inc.	2,813	239,836
		2,995,604
Air Freight & Logistics — 0.3%
United Parcel Service, Inc., Class B	2,835	295,464
Automobile Components — 0.1%
Aptiv plc *	1,588	89,674
Automobiles — 1.1%
Tesla, Inc. *	3,463	1,077,720
Banks — 3.9%
Bank of America Corp.	21,702	1,344,439
First Citizens BancShares, Inc., Class A	142	310,504
Wells Fargo & Co.	24,497	2,117,766
		3,772,709
Beverages — 0.8%
Coca-Cola Co. (The)	3,876	339,499
PepsiCo, Inc.	3,191	445,336
		784,835
Biotechnology — 2.4%
AbbVie, Inc.	5,472	1,373,143
Regeneron Pharmaceuticals, Inc.	798	608,579
Vertex Pharmaceuticals, Inc. *	727	346,852
		2,328,574
Broadline Retail — 4.6%
Amazon.com, Inc. * (a)	16,384	4,449,567
Building Products — 0.7%
Trane Technologies plc	1,617	735,654
Capital Markets — 3.7%
Ameriprise Financial, Inc.	1,318	719,417
Blackstone, Inc.	2,558	326,785
Charles Schwab Corp. (The)	6,924	728,682
CME Group, Inc.	2,003	536,383
Morgan Stanley	3,717	782,131
State Street Corp.	2,576	474,396
		3,567,794
Chemicals — 0.7%
Axalta Coating Systems Ltd. *	9,326	333,964
DuPont de Nemours, Inc.	1,448	198,376
Linde plc	367	175,566
		707,906

JPMorgan Equity and Options Total Return ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Communications Equipment — 0.4%
Arista Networks, Inc. *	1,271	229,225
Motorola Solutions, Inc.	340	148,155
		377,380
Construction Materials — 0.3%
Vulcan Materials Co.	1,169	313,958
Consumer Finance — 1.0%
American Express Co.	2,990	1,005,388
Consumer Staples Distribution & Retail — 1.5%
BJ's Wholesale Club Holdings, Inc. *	3,126	305,660
Costco Wholesale Corp.	283	269,385
Performance Food Group Co. *	4,230	483,870
Walmart, Inc.	3,580	398,096
		1,457,011
Diversified Telecommunication Services — 0.9%
AT&T, Inc.	19,339	449,632
Comcast Corp., Class A	16,225	388,751
		838,383
Electric Utilities — 1.9%
Entergy Corp.	4,798	516,361
NextEra Energy, Inc.	7,232	628,605
Southern Co. (The)	7,456	704,890
		1,849,856
Electrical Equipment — 1.2%
Eaton Corp. plc	1,482	615,326
GE Vernova, Inc.	567	561,495
		1,176,821
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class A	4,231	679,921
Corning, Inc.	1,359	187,882
		867,803
Entertainment — 1.0%
Netflix, Inc. *	3,013	216,062
Spotify Technology SA *	334	166,980
Walt Disney Co. (The)	5,749	552,997
		936,039
Financial Services — 2.9%
Berkshire Hathaway, Inc., Class B *	1,376	703,879
Corpay, Inc. *	747	285,436
Fidelity National Information Services, Inc.	3,957	177,155
Mastercard, Inc., Class A (a)	2,878	1,649,382
		2,815,852
Food Products — 0.7%
Mondelez International, Inc., Class A	10,647	663,415

JPMorgan Equity and Options Total Return ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Ground Transportation — 1.2%
CSX Corp.	23,775	1,198,260
Health Care Equipment & Supplies — 1.6%
Edwards Lifesciences Corp. *	3,899	335,587
Medtronic plc	6,233	532,236
Stryker Corp.	2,062	671,593
		1,539,416
Health Care Providers & Services — 1.3%
Cigna Group (The)	1,294	361,091
UnitedHealth Group, Inc.	2,306	955,606
		1,316,697
Health Care REITs — 0.4%
Ventas, Inc.	4,473	418,270
Hotels, Restaurants & Leisure — 1.5%
Chipotle Mexican Grill, Inc., Class A *	7,055	262,587
Hilton Worldwide Holdings, Inc.	1,747	559,896
McDonald's Corp.	2,263	612,458
		1,434,941
Household Products — 0.2%
Procter & Gamble Co. (The)	1,560	225,404
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	496	73,502
Industrial Conglomerates — 0.7%
3M Co.	3,905	688,373
Industrial REITs — 0.6%
Prologis, Inc.	3,997	578,006
Insurance — 1.3%
Arthur J Gallagher & Co.	981	244,681
MetLife, Inc.	4,512	433,739
Progressive Corp. (The)	3,008	635,951
		1,314,371
Interactive Media & Services — 7.4%
Alphabet, Inc., Class A (a)	14,027	4,995,435
Meta Platforms, Inc., Class A (a)	4,053	2,256,346
		7,251,781
IT Services — 0.3%
Cognizant Technology Solutions Corp., Class A	4,768	263,909
Life Sciences Tools & Services — 0.8%
Thermo Fisher Scientific, Inc.	1,330	763,819
Machinery — 1.2%
Deere & Co.	1,012	599,782
Dover Corp.	2,666	545,517
		1,145,299

JPMorgan Equity and Options Total Return ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Multi-Utilities — 0.5%
CMS Energy Corp.	6,488	467,071
Oil, Gas & Consumable Fuels — 3.5%
ConocoPhillips	6,779	816,734
EOG Resources, Inc.	5,766	857,347
ExxonMobil Holdings Corp. *	11,244	1,747,767
		3,421,848
Pharmaceuticals — 3.1%
Bristol-Myers Squibb Co.	14,913	973,968
Elanco Animal Health, Inc. *	12,410	327,252
Eli Lilly & Co.	1,152	1,323,464
Johnson & Johnson	1,449	371,451
		2,996,135
Professional Services — 0.2%
Leidos Holdings, Inc.	1,678	193,977
Semiconductors & Semiconductor Equipment — 17.3%
Advanced Micro Devices, Inc. *	2,730	1,299,890
Analog Devices, Inc.	1,547	568,383
ASML Holding NV (Registered), ADR	270	439,830
Broadcom, Inc.	6,494	2,527,984
Intel Corp. *	2,931	264,376
Lam Research Corp.	3,823	1,120,216
Micron Technology, Inc.	2,446	2,013,131
NVIDIA Corp. (a)	39,345	7,898,509
NXP Semiconductors NV	2,289	524,547
Qnity Electronics, Inc.	1,700	223,006
		16,879,872
Software — 8.2%
AppLovin Corp., Class A *	227	89,869
Autodesk, Inc. *	663	155,275
Cadence Design Systems, Inc. *	665	226,113
Crowdstrike Holdings, Inc., Class A *	2,388	455,774
Intuit, Inc.	981	310,065
Microsoft Corp. (a)	12,538	5,826,659
Oracle Corp.	1,584	205,714
Palantir Technologies, Inc., Class A *	1,565	192,589
Roper Technologies, Inc.	356	139,541
Salesforce, Inc.	2,091	384,786
		7,986,385
Specialized REITs — 0.6%
Digital Realty Trust, Inc.	2,878	542,561
Specialty Retail — 1.7%
AutoZone, Inc. *	130	392,112
Lowe's Cos., Inc.	3,699	768,689
TJX Cos., Inc. (The)	3,343	525,988
		1,686,789

JPMorgan Equity and Options Total Return ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — 8.9%
Apple, Inc. (a)	21,826	6,742,270
Hewlett Packard Enterprise Co.	13,002	622,796
Sandisk Corp. *	94	114,194
Seagate Technology Holdings plc	1,347	1,153,207
		8,632,467
Tobacco — 1.2%
Philip Morris International, Inc.	6,375	1,216,477
Total Common Stocks (Cost $86,687,414)		95,343,037
Short-Term Investments — 2.3%
Investment Companies — 2.3%
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (b) (c) (Cost $2,278,375)	2,278,225	2,278,453
Total Investments — 100.2% (Cost $88,965,789)		97,621,490
Liabilities in Excess of Other Assets — (0.2)%		(225,373)
NET ASSETS — 100.0%		97,396,117

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of the security is segregated as collateral for options written. The total value of securities segregated as collateral is $13,846,884.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2026.
Written Call Options Contracts as of July 31, 2026:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
State Street SPDR S&P 500 ETF Trust	Exchange-Traded	319	USD 23,830,257	USD 769.00	8/07/2026	(957)
State Street SPDR S&P 500 ETF Trust	Exchange-Traded	319	USD 23,830,257	USD 760.00	8/14/2026	(57,420)
State Street SPDR S&P 500 ETF Trust	Exchange-Traded	319	USD 23,830,257	USD 754.00	8/21/2026	(187,572)
State Street SPDR S&P 500 ETF Trust	Exchange-Traded	319	USD 23,830,257	USD 762.00	8/28/2026	(140,679)
						(386,628)
Total Written Options Contracts (Premiums Received $ (618,287))						(386,628)

Abbreviations
ETF	Exchange Traded Fund
SPDR	Standard & Poor's Depositary Receipt
USD	United States Dollar

JPMorgan Equity and Options Total Return ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$97,621,490	$—	$—	$97,621,490
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	$(386,628)	$—	$—	$(386,628)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan Equity and Options Total Return ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2026	Shares at July 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (a) (b)	$—	$9,651,542	$7,372,709	$(458)	$78	$2,278,453	2,278,225	$23,888	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.62% (a) (b)	764,872	1,866,228	2,631,100	—	—	—	—	14,391	—
Total	$764,872	$11,517,770	$10,003,809	$(458)	$78	$2,278,453		$38,279	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2026.